NOTE RECEIVABLE (Details) - Notes Receivable - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
NOTE RECEIVABLE
Principal amount			$ 7,800,000
Interest rate (in percent)	2.00%
Outstanding principal balance	$ 7,800,000		7,800,000
Interest income	78,000	$ 37,808
Outstanding interest balance	$ 78,000		$ 0